LEASING - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets [line items]
Total outflow for leases	$ 2.3
Depreciation	1.9
Financial expenses interest	1.5	$ 2.4	$ 2.3
IAS 17
Disclosure of quantitative information about right-of-use assets [line items]
Financial expenses interest	$ 0.4